Supplement Dated November 8, 2010
To The Summary Prospectus Dated October 11, 2010

Supplement Dated November 8, 2010
To The Prospectus Dated October 11, 2010

JNL® Series Trust

Please note that the changes apply to your variable annuity product(s).

Effective October 1, 2010, in the summary prospectus for the JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund, JNL/S&P Managed Aggressive Growth Fund, JNL/S&P Disciplined Moderate Fund, JNL/S&P Disciplined Moderate Growth Fund, and JNL/S&P Disciplined Growth Fund, please delete the table entitled “Portfolio Managers” in its entirety and replace it with the following:

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Massimo Santicchia	2008	Vice President
John W. Krey	2003	Senior Portfolio Officer
Michael Carapucci	2010	Portfolio Officer

Effective October 1, 2010, in the prospectus for the JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund, JNL/S&P Managed Aggressive Growth Fund, JNL/S&P Disciplined Moderate Fund, JNL/S&P Disciplined Moderate Growth Fund, and JNL/S&P Disciplined Growth Fund, please delete the second paragraph of the section entitled “The Sub-Adviser and Portfolio Management” in its entirety and replace it with the following:

Massimo Santicchia, John W. Krey, and Michael Carapucci share the primary responsibility for the development of the investment allocations of each Fund.

Michael Carapucci has been a Portfolio Officer with SPIAS since October 2010. Mr. Carapucci participates in establishing asset allocation strategies and fund recommendations to support multi-manager products. Prior to his appointment, Mr. Carapucci was an Analyst since April 2008 and Statistician since January 2005. Mr. Carapucci was primarily responsible for fund research to support multi-manager products.

Effective September 30, 2010, in the prospectus for the JNL/Select Balanced Fund, please delete the first paragraph of the section entitled “The Sub-Adviser and Portfolio Management” in its entirety and replace it with the following:

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Select Balanced Fund is Wellington Management Company, LLP (“Wellington Management”). Wellington Management is a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210.  Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions.  Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years.  As of September 30, 2010, Wellington Management had investment management authority with respect to approximately $599 billion in assets.

Effective September 30, 2010, in the prospectus for the JNL/Select Money Market Fund, please delete the first paragraph of the section entitled “The Sub-Adviser” in its entirety and replace it with the following:

The Sub-Adviser.  The Sub-Adviser to the JNL/Select Money Market Fund is Wellington Management Company, LLP (“Wellington Management”). Wellington Management is a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210.  Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions.  Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years.  As of September 30, 2010, Wellington Management had investment management authority with respect to approximately $599 billion in assets.

Effective September 30, 2010, in the prospectus for the JNL/Select Value Fund, please delete the first paragraph of the section entitled “The Sub-Adviser and Portfolio Management” in its entirety and replace it with the following:

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Select Value Fund is Wellington Management Company, LLP (“Wellington Management”). Wellington Management is a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210.  Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions.  Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years.  As of September 30, 2010, Wellington Management had investment management authority with respect to approximately $599 billion in assets.

This Supplement is dated November 8, 2010.

(To be used with JMV2731 10/10, VC4224 10/10, JMV5763 10/10, JMV5763P 10/10, VC5890 10/10, VC5869 10/10, NMV2731 10/10, NV4224 10/10, NV5869 10/10, and NV5890 10/10.)

CMV6431 11/10

Supplement Dated November 8, 2010
To The Summary Prospectus Dated May 1, 2010

Supplement Dated November 8, 2010
To The Prospectus Dated May 1, 2010

JNL® Series Trust

Please note that the changes apply to your variable annuity product(s).

Effective October 1, 2010, in the summary prospectus for the JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund, JNL/S&P Managed Aggressive Growth Fund, JNL/S&P Disciplined Moderate Fund, JNL/S&P Disciplined Moderate Growth Fund, and JNL/S&P Disciplined Growth Fund, please delete the table entitled “Portfolio Managers” in its entirety and replace it with the following:

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Massimo Santicchia	2008	Vice President
John W. Krey	2003	Senior Portfolio Officer
Michael Carapucci	2010	Portfolio Officer

Effective October 1, 2010, in the prospectus for the JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund, JNL/S&P Managed Aggressive Growth Fund, JNL/S&P Disciplined Moderate Fund, JNL/S&P Disciplined Moderate Growth Fund, and JNL/S&P Disciplined Growth Fund, please delete the second paragraph of the section entitled “The Sub-Adviser and Portfolio Management” in its entirety and replace it with the following:

Massimo Santicchia, John W. Krey, and Michael Carapucci share the primary responsibility for the development of the investment allocations of each Fund.

Michael Carapucci has been a Portfolio Officer with SPIAS since October 2010. Mr. Carapucci participates in establishing asset allocation strategies and fund recommendations to support multi-manager products. Prior to his appointment, Mr. Carapucci was an Analyst since April 2008 and Statistician since January 2005. Mr. Carapucci was primarily responsible for fund research to support multi-manager products.

Effective September 30, 2010, in the prospectus for the JNL/Select Balanced Fund, please delete the first paragraph of the section entitled “The Sub-Adviser and Portfolio Management” in its entirety and replace it with the following:

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Select Balanced Fund is Wellington Management Company, LLP (“Wellington Management”). Wellington Management is a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210.  Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions.  Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years.  As of September 30, 2010, Wellington Management had investment management authority with respect to approximately $599 billion in assets.

Effective September 30, 2010, in the prospectus for the JNL/Select Money Market Fund, please delete the first paragraph of the section entitled “The Sub-Adviser” in its entirety and replace it with the following:

The Sub-Adviser.  The Sub-Adviser to the JNL/Select Money Market Fund is Wellington Management Company, LLP (“Wellington Management”). Wellington Management is a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210.  Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions.  Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years.  As of September 30, 2010, Wellington Management had investment management authority with respect to approximately $599 billion in assets.

Effective September 30, 2010, in the prospectus for the JNL/Select Value Fund, please delete the first paragraph of the section entitled “The Sub-Adviser and Portfolio Management” in its entirety and replace it with the following:

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Select Value Fund is Wellington Management Company, LLP (“Wellington Management”). Wellington Management is a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210.  Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions.  Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years.  As of September 30, 2010, Wellington Management had investment management authority with respect to approximately $599 billion in assets.

This Supplement is dated November 8, 2010.

(To be used with VC3656 05/10, VC5526 05/10, VC3723 05/10, VC3657 05/10, NV3174CE 05/10, NV5526 05/10, and NV3784 05/10.)

CMV6432 11/10

Supplement Dated November 8, 2010
To The Summary Prospectus Dated October 11, 2010

Supplement Dated November 8, 2010
To The Prospectus Dated October 11, 2010

JNL® Series Trust

Please note that the changes apply to your variable annuity product.

On page 2 of the prospectus, please delete the second, third, and fourth paragraphs in their entirety and replace with the following:

The JNL/Franklin Templeton Global Growth Fund, JNL/Franklin Templeton Mutual Shares Fund, JNL/Franklin Templeton Small Cap Value Fund, JNL/Goldman Sachs Mid Cap Value Fund, JNL/Goldman Sachs U.S. Equity Flex Fund, JNL/Invesco Small Cap Growth Fund, JNL/JPMorgan MidCap Growth Fund, JNL/Lazard Mid Cap Equity Fund, and JNL/Oppenheimer Global Growth Fund (each a “Fund”) are available only as an underlying Fund of the JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund, and JNL/S&P Managed Aggressive Growth Fund.

The JNL/Mellon Capital Management European 30 Fund and the JNL/Mellon Capital Management Pacific Rim 30 Fund (each a “Fund”) are available only as an underlying Fund of the JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund, JNL/S&P Managed Aggressive Growth Fund, JNL/S&P Disciplined Moderate Fund, JNL/S&P Disciplined Moderate Growth Fund, and JNL/S&P Disciplined Growth Fund.

Effective October 1, 2010, in the summary prospectus for the JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund, JNL/S&P Managed Aggressive Growth Fund, JNL/S&P Disciplined Moderate Fund, JNL/S&P Disciplined Moderate Growth Fund, and JNL/S&P Disciplined Growth Fund, please delete the table entitled “Portfolio Managers” in its entirety and replace it with the following:

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Massimo Santicchia	2008	Vice President
John W. Krey	2003	Senior Portfolio Officer
Michael Carapucci	2010	Portfolio Officer

Effective October 1, 2010, in the prospectus for the JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund, JNL/S&P Managed Aggressive Growth Fund, JNL/S&P Disciplined Moderate Fund, JNL/S&P Disciplined Moderate Growth Fund, and JNL/S&P Disciplined Growth Fund, please delete the second paragraph of the section entitled “The Sub-Adviser and Portfolio Management” in its entirety and replace it with the following:

Massimo Santicchia, John W. Krey, and Michael Carapucci share the primary responsibility for the development of the investment allocations of each Fund.

Michael Carapucci has been a Portfolio Officer with SPIAS since October 2010. Mr. Carapucci participates in establishing asset allocation strategies and fund recommendations to support multi-manager products. Prior to his appointment, Mr. Carapucci was an Analyst since April 2008 and Statistician since January 2005. Mr. Carapucci was primarily responsible for fund research to support multi-manager products.

Effective September 30, 2010, in the prospectus for the JNL/Select Balanced Fund, please delete the first paragraph of the section entitled “The Sub-Adviser and Portfolio Management” in its entirety and replace it with the following:

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Select Balanced Fund is Wellington Management Company, LLP (“Wellington Management”). Wellington Management is a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210.  Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions.  Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years.  As of September 30, 2010, Wellington Management had investment management authority with respect to approximately $599 billion in assets.

Effective September 30, 2010, in the prospectus for the JNL/Select Money Market Fund, please delete the first paragraph of the section entitled “The Sub-Adviser” in its entirety and replace it with the following:

The Sub-Adviser.  The Sub-Adviser to the JNL/Select Money Market Fund is Wellington Management Company, LLP (“Wellington Management”). Wellington Management is a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210.  Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions.  Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years.  As of September 30, 2010, Wellington Management had investment management authority with respect to approximately $599 billion in assets.

Effective September 30, 2010, in the prospectus for the JNL/Select Value Fund, please delete the first paragraph of the section entitled “The Sub-Adviser and Portfolio Management” in its entirety and replace it with the following:

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Select Value Fund is Wellington Management Company, LLP (“Wellington Management”). Wellington Management is a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210.  Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions.  Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years.  As of September 30, 2010, Wellington Management had investment management authority with respect to approximately $599 billion in assets.

This Supplement is dated November 8, 2010.

(To be used with JMV5765 10/10.)

JMV6433 11/10

Supplement Dated November 8, 2010
To The Summary Prospectus Dated October 11, 2010

Supplement Dated November 8, 2010
To The Prospectus Dated October 11, 2010

JNL® Series Trust

Please note that the changes apply to your variable annuity product.

On page 2 of the prospectus, please delete the second, third, and fourth paragraphs in their entirety.

Effective October 1, 2010, in the summary prospectus for the JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund, JNL/S&P Managed Aggressive Growth Fund, JNL/S&P Disciplined Moderate Fund, JNL/S&P Disciplined Moderate Growth Fund, and JNL/S&P Disciplined Growth Fund, please delete the table entitled “Portfolio Managers” in its entirety and replace it with the following:

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Massimo Santicchia	2008	Vice President
John W. Krey	2003	Senior Portfolio Officer
Michael Carapucci	2010	Portfolio Officer

Effective October 1, 2010, in the prospectus for the JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund, JNL/S&P Managed Aggressive Growth Fund, JNL/S&P Disciplined Moderate Fund, JNL/S&P Disciplined Moderate Growth Fund, and JNL/S&P Disciplined Growth Fund, please delete the second paragraph of the section entitled “The Sub-Adviser and Portfolio Management” in its entirety and replace it with the following:

Massimo Santicchia, John W. Krey, and Michael Carapucci share the primary responsibility for the development of the investment allocations of each Fund.

Michael Carapucci has been a Portfolio Officer with SPIAS since October 2010. Mr. Carapucci participates in establishing asset allocation strategies and fund recommendations to support multi-manager products. Prior to his appointment, Mr. Carapucci was an Analyst since April 2008 and Statistician since January 2005. Mr. Carapucci was primarily responsible for fund research to support multi-manager products.

Effective September 30, 2010, in the prospectus for the JNL/Select Balanced Fund, please delete the first paragraph of the section entitled “The Sub-Adviser and Portfolio Management” in its entirety and replace it with the following:

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Select Balanced Fund is Wellington Management Company, LLP (“Wellington Management”). Wellington Management is a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210.  Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions.  Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years.  As of September 30, 2010, Wellington Management had investment management authority with respect to approximately $599 billion in assets.

Effective September 30, 2010, in the prospectus for the JNL/Select Money Market Fund, please delete the first paragraph of the section entitled “The Sub-Adviser” in its entirety and replace it with the following:

The Sub-Adviser.  The Sub-Adviser to the JNL/Select Money Market Fund is Wellington Management Company, LLP (“Wellington Management”). Wellington Management is a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210.  Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions.  Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years.  As of September 30, 2010, Wellington Management had investment management authority with respect to approximately $599 billion in assets.

Effective September 30, 2010, in the prospectus for the JNL/Select Value Fund, please delete the first paragraph of the section entitled “The Sub-Adviser and Portfolio Management” in its entirety and replace it with the following:

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Select Value Fund is Wellington Management Company, LLP (“Wellington Management”). Wellington Management is a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210.  Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions.  Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years.  As of September 30, 2010, Wellington Management had investment management authority with respect to approximately $599 billion in assets.

This Supplement is dated November 8, 2010.

(To be used with VC5995 10/10.)

JMV6434 11/10

Supplement Dated November 8, 2010
To The Prospectus Dated May 1, 2010

JNL® Series Trust

Please note that the changes apply to your variable life product(s).

Effective September 30, 2010, in the prospectus for the JNL/Select Balanced Fund, please delete the first paragraph of the section entitled “The Sub-Adviser and Portfolio Management” in its entirety and replace it with the following:

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Select Balanced Fund is Wellington Management Company, LLP (“Wellington Management”). Wellington Management is a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210.  Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions.  Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years.  As of September 30, 2010, Wellington Management had investment management authority with respect to approximately $599 billion in assets.

Effective September 30, 2010, in the prospectus for the JNL/Select Money Market Fund, please delete the first paragraph of the section entitled “The Sub-Adviser” in its entirety and replace it with the following:

The Sub-Adviser.  The Sub-Adviser to the JNL/Select Money Market Fund is Wellington Management Company, LLP (“Wellington Management”). Wellington Management is a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210.  Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions.  Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years.  As of September 30, 2010, Wellington Management had investment management authority with respect to approximately $599 billion in assets.

Effective September 30, 2010, in the prospectus for the JNL/Select Value Fund, please delete the first paragraph of the section entitled “The Sub-Adviser and Portfolio Management” in its entirety and replace it with the following:

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Select Value Fund is Wellington Management Company, LLP (“Wellington Management”). Wellington Management is a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210.  Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions.  Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years.  As of September 30, 2010, Wellington Management had investment management authority with respect to approximately $599 billion in assets.

This Supplement is dated November 8, 2010.

(To be used with VC5825 05/10, VC5884 05/10, VC5885 05/10, and NV5825 05/10.)

CMU6436 11/10

Supplement Dated November 8, 2010
To The Summary Prospectus Dated May 1, 2010

Supplement Dated November 8, 2010
To The Prospectus Dated May 1, 2010

JNL® Series Trust

Please note that the changes apply to your variable annuity product.

Effective September 30, 2010, in the prospectus for the JNL/Select Money Market Fund, please delete the first paragraph of the section entitled “The Sub-Adviser” in its entirety and replace it with the following:

The Sub-Adviser.  The Sub-Adviser to the JNL/Select Money Market Fund is Wellington Management Company, LLP (“Wellington Management”). Wellington Management is a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210.  Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions.  Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years.  As of September 30, 2010, Wellington Management had investment management authority with respect to approximately $599 billion in assets.

This Supplement is dated November 8, 2010.

(To be used with VC3652 05/10.)

JMV6437 11/10

Supplement Dated November 8, 2010
To The Summary Prospectus Dated May 1, 2010

Supplement Dated November 8, 2010
To The Prospectus Dated May 1, 2010

JNL® Series Trust

Please note that the changes apply to your variable annuity product(s).

Effective October 1, 2010, in the summary prospectus for the JNL/S&P Disciplined Moderate Fund, JNL/S&P Disciplined Moderate Growth Fund, and JNL/S&P Disciplined Growth Fund, please delete the table entitled “Portfolio Managers” in its entirety and replace it with the following:

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Massimo Santicchia	2008	Vice President
John W. Krey	2003	Senior Portfolio Officer
Michael Carapucci	2010	Portfolio Officer

Effective October 1, 2010, in the prospectus for the JNL/S&P Disciplined Moderate Fund, JNL/S&P Disciplined Moderate Growth Fund, and JNL/S&P Disciplined Growth Fund, please delete the second paragraph of the section entitled “The Sub-Adviser and Portfolio Management” in its entirety and replace it with the following:

Massimo Santicchia, John W. Krey, and Michael Carapucci share the primary responsibility for the development of the investment allocations of each Fund.

Michael Carapucci has been a Portfolio Officer with SPIAS since October 2010. Mr. Carapucci participates in establishing asset allocation strategies and fund recommendations to support multi-manager products. Prior to his appointment, Mr. Carapucci was an Analyst since April 2008 and Statistician since January 2005. Mr. Carapucci was primarily responsible for fund research to support multi-manager products.

This Supplement is dated November 8, 2010.

(To be used with VC6016 05/10 and NV6016 05/10.)

CMV6438 11/10

Supplement Dated November 8, 2010
To The Summary Prospectus Dated May 1, 2010

Supplement Dated November 8, 2010
To The Prospectus Dated May 1, 2010

JNL® Series Trust

Please note that the changes apply to your variable annuity product(s).

Effective October 1, 2010, in the summary prospectus for the JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund, and JNL/S&P Managed Aggressive Growth Fund, please delete the table entitled “Portfolio Managers” in its entirety and replace it with the following:

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Massimo Santicchia	2008	Vice President
John W. Krey	2003	Senior Portfolio Officer
Michael Carapucci	2010	Portfolio Officer

Effective October 1, 2010, in the prospectus for the JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund, and JNL/S&P Managed Aggressive Growth Fund, please delete the second paragraph of the section entitled “The Sub-Adviser and Portfolio Management” in its entirety and replace it with the following:

Massimo Santicchia, John W. Krey, and Michael Carapucci share the primary responsibility for the development of the investment allocations of each Fund.

Michael Carapucci has been a Portfolio Officer with SPIAS since October 2010. Mr. Carapucci participates in establishing asset allocation strategies and fund recommendations to support multi-manager products. Prior to his appointment, Mr. Carapucci was an Analyst since April 2008 and Statistician since January 2005. Mr. Carapucci was primarily responsible for fund research to support multi-manager products.

Effective September 30, 2010, in the prospectus for the JNL/Select Balanced Fund, please delete the first paragraph of the section entitled “The Sub-Adviser and Portfolio Management” in its entirety and replace it with the following:

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Select Balanced Fund is Wellington Management Company, LLP (“Wellington Management”). Wellington Management is a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210.  Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions.  Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years.  As of September 30, 2010, Wellington Management had investment management authority with respect to approximately $599 billion in assets.

Effective September 30, 2010, in the prospectus for the JNL/Select Money Market Fund, please delete the first paragraph of the section entitled “The Sub-Adviser” in its entirety and replace it with the following:

The Sub-Adviser.  The Sub-Adviser to the JNL/Select Money Market Fund is Wellington Management Company, LLP (“Wellington Management”). Wellington Management is a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210.  Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions.  Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years.  As of September 30, 2010, Wellington Management had investment management authority with respect to approximately $599 billion in assets.

Effective September 30, 2010, in the prospectus for the JNL/Select Value Fund, please delete the first paragraph of the section entitled “The Sub-Adviser and Portfolio Management” in its entirety and replace it with the following:

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Select Value Fund is Wellington Management Company, LLP (“Wellington Management”). Wellington Management is a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210.  Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions.  Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years.  As of September 30, 2010, Wellington Management had investment management authority with respect to approximately $599 billion in assets.

This Supplement is dated November 8, 2010.

(To be used with FVC4224FT 05/10, HR105 05/10 and VC2440 05/10.)

CMX6439 11/10

Supplement Dated November 8, 2010
To The Statement of Additional Information
Dated October 11, 2010

JNL® Series Trust

Please note that the changes apply to your variable annuity and/or variable life product(s).

Effective October 1, 2010, on page 162, please add in the section entitled “Other Accounts Managed by the Portfolio Manager and Potential Conflicts of Interest” the table:

Michael Carapucci	Number Of Accounts	Approximate Total Assets
Registered investment companies:	0	$0
Other pooled investment vehicles:	0	$0
Other accounts:	0	$0

Effective October 1, 2010, on page 163, please delete the table entitled “Security Ownership of Portfolio Managers for the JNL/S&P Managed Conservative Fund, the JNL/S&P Managed Moderate Fund, the JNL/S&P Managed Moderate Growth Fund, the JNL/S&P Managed Growth Fund, the JNL/S&P Managed Aggressive Growth Fund, the JNL/S&P Disciplined Moderate Fund, the JNL/S&P Disciplined Moderate Growth Fund, and the JNL/S&P Disciplined Growth Fund” in its entirety and replace with the following:

Security Ownership of Portfolio Managers for the JNL/S&P Managed Conservative Fund, the JNL/S&P Managed Moderate Fund, the JNL/S&P Managed Moderate Growth Fund, the JNL/S&P Managed Growth Fund, the JNL/S&P Managed Aggressive Growth Fund, the JNL/S&P Disciplined Moderate Fund, the JNL/S&P Disciplined Moderate Growth Fund, and the JNL/S&P Disciplined Growth Fund

Security Ownership of Portfolio Managers	Massimo Santicchia	John W. Krey	Michael Carapucci
None	X	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Effective September 30, 2010, on page 166, please delete the first paragraph under the heading entitled “Wellington Management Company, LLP” in its entirety and replace it with the following:

Wellington Management Company, LLP (“Wellington Management”) serves as Sub-Adviser to the JNL/Select Balanced Fund, JNL/Select Money Market Fund and JNL/Select Value Fund. Wellington Management is a Massachusetts limited liability partnership, with principal offices at 280 Congress Street, Boston, Massachusetts 02210.  Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions.  Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years.  As of September 30, 2010, Wellington Management had investment management authority with respect to approximately $599 billion in assets.

This Supplement is dated November 8, 2010.

(To be used with V3180 10/10 and V3180PROXY 10/10.)
CMX6440 11/10